SUPPLEMENT TO THE
FIDELITY® MICHIGAN MUNICIPAL MONEY MARKET FUND
SPARTAN® MICHIGAN MUNICIPAL INCOME FUND

February 28, 2002

STATEMENT OF ADDITIONAL INFORMATION

The following information supplements the information found under the "Investment Policies and Limitations" section beginning on page 2.

Swap Agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a fund's exposure to long- or short-term interest rates, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a fund's investment exposure from one type of investment to another. For example, if the fund agreed to pay fixed rates in exchange for floating rates while holding fixed-rate bonds, the swap would tend to decrease the fund's exposure to long-term interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price and yield.

The most significant factor in the performance of swap agreements is the change in the specific interest rate, or other factors that determine the amounts of payments due to and from a fund. If a swap agreement calls for payments by the fund, the fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses. A fund may be able to eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

MIS/MIFB-02-01 July 2, 2002
1.476056.109

Effective June 1, 2002, Mr. Fischer no longer serves as Vice President of Spartan Michigan Municipal Income. The following information will be removed from the "Trustees and Officers" section on page 34.

GEORGE FISCHER (40), is Vice President of Spartan Michigan Municipal Income (2000), and other funds advised by FMR. Prior to his current responsibilities, Mr. Fischer managed a variety of Fidelity funds.

Effective March 1, 2002, Mr. Dwight no longer serves as Treasurer of the Fidelity funds. The following information will be removed from the "Trustees and Officers" section on page 34.

ROBERT A. DWIGHT (43) is Treasurer of Michigan Municipal Money Market (2000) and Spartan Michigan Municipal Income (2000). Mr. Dwight also serves as Treasurer of other Fidelity funds (2000) and Vice President of FMR (2000). Prior to becoming Treasurer of the Fidelity funds, he served as President of Fidelity Accounting and Custody Services (FACS). He also served as Vice President of FMR Co., Inc. (2001). Before joining Fidelity, Mr. Dwight was Senior Vice President of fund accounting operations for The Boston Company.

Effective March 18, 2002, Ms. Dwyer serves as Treasurer of the Fidelity funds. The following information replaces the similar information found under the "Trustees and Officers" section on page 34.

Maria F. Dwyer (43)

Year of Election or Appointment: 2002

Treasurer of Michigan Municipal Money Market and Spartan Michigan Municipal Income. She also serves as Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

SUPPLEMENT TO THE
SPARTAN® MINNESOTA
MUNICIPAL INCOME FUND

February 28, 2002

STATEMENT OF ADDITIONAL INFORMATION

The following information supplements the information found in the "Investment Policies and Limitations" section beginning on page 2.

Swap Agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a fund's exposure to long- or short-term interest rates, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a fund's investment exposure from one type of investment to another. For example, if the fund agreed to pay fixed rates in exchange for floating rates while holding fixed-rate bonds, the swap would tend to decrease the fund's exposure to long-term interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price and yield.

The most significant factor in the performance of swap agreements is the change in the specific interest rate, or other factors that determine the amounts of payments due to and from a fund. If a swap agreement calls for payments by the fund, the fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses. A fund may be able to eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

MNFB-02-02 (PAGE <Click Here> OF <Click Here>) July 2, 2002
1.713590.108

Effective March 1, 2002, Robert A. Dwight no longer serves as Treasurer of the Fidelity funds. The following information has been removed from the "Trustees and Officers" section on page 32.

Robert A. Dwight (43)

Year of Election or Appointment: 2000

Treasurer of Spartan Minnesota Municipal Income. Mr. Dwight also serves as Treasurer of other Fidelity funds (2000) and Vice President of FMR (2000). Prior to becoming Treasurer of the Fidelity funds, he served as President of Fidelity Accounting and Custody Services (FACS). He also served as Vice President of FMR Co., Inc. (2001). Before joining Fidelity, Mr. Dwight was Senior Vice President of fund accounting operations for The Boston Company.

Effective March 18, 2002, Maria F. Dwyer serves as Treasurer of the Fidelity funds. The following information replaces the similar information found under the "Trustees and Officers" section on page 32.

Maria F. Dwyer (43)

Year of Election or Appointment: 2002

Treasurer of Spartan Minnesota Municipal Income. She also serves as Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

SUPPLEMENT TO THE

SPARTAN® SHORT-INTERMEDIATE MUNICIPAL INCOME FUND
SPARTAN INTERMEDIATE MUNICIPAL INCOME FUND
SPARTAN MUNICIPAL INCOME FUND

February 28, 2002

STATEMENT OF ADDITIONAL INFORMATION

The following information supplements the information found in the "Investment Policies and Limitations" section on page 12.

Swap Agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a fund's exposure to long- or short-term interest rates, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a fund's investment exposure from one type of investment to another. For example, if the fund agreed to pay fixed rates in exchange for floating rates while holding fixed-rate bonds, the swap would tend to decrease the fund's exposure to long-term interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price and yield.

The most significant factor in the performance of swap agreements is the change in the specific interest rate, or other factors that determine the amounts of payments due to and from a fund. If a swap agreement calls for payments by the fund, the fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses. A fund may be able to eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

LIM/HIYB-02-01 July 2, 2002
1.720754.107

Effective June 1, 2002, Mr. Fischer no longer serves as Vice President of Spartan Municipal Income. The following information has been removed from the "Trustees and Officers" section on page 24.

George A. Fischer (40)

Year of Election or Appointment: 1998

Vice President of Spartan Municipal Income and other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Fisher managed a variety of Fidelity funds.

Effective June 1, 2002, Ms. Thompson serves as Vice President of Spartan Municipal Income. The following information replaces similar information found in the "Trustees and Officers" section on page 24.

Christine J. Thompson (43)

Year of Election or Appointment: 2000 or 2002

Vice President of Spartan Short-Intermediate Municipal Income, Spartan Intermediate Municipal Income, and Spartan Municipal Income and other funds advised by FMR. Prior to her current responsibilities, Ms. Thompson managed a variety of Fidelity funds.

Effective March 1, 2002, Mr. Dwight no longer serves as Treasurer of Spartan Short-Intermediate Municipal Income, Spartan Intermediate Municipal Income, and Spartan Municipal Income. The following information has been removed from the "Trustees and Officers" section on page 25.

Robert A. Dwight (43)

Year of Election or Appointment: 2000

Treasurer of Spartan Short-Intermediate Municipal Income, Spartan Intermediate Municipal Income and Spartan Municipal Income. Mr. Dwight also serves as Treasurer of other Fidelity funds (2000) and Vice President of FMR (2000). Prior to becoming Treasurer of the Fidelity funds, he served as President of Fidelity Accounting and Custody Services (FACS). He also served as Vice President of FMR Co., Inc. (2001). Before joining Fidelity, Mr. Dwight was Senior Vice President of fund accounting operations for The Boston Company.

Effective March 18, 2002, Ms. Dwyer serves as Treasurer of Spartan Short-Intermediate Municipal Income, Spartan Intermediate Municipal Income, and Spartan Municipal Income. The following information replaces similar information on page 25.

Maria F. Dwyer (43)

Year of Election or Appointment: 2002

Treasurer of Spartan Short-Intermediate Municipal Income, Spartan Intermediate Municipal Income, and Spartan Municipal Income. She also serves as Deputy Treasurer of other Fidelity funds (2000) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

SUPPLEMENT TO THE

FIDELITY® OHIO MUNICIPAL MONEY MARKET FUND
SPARTAN® OHIO MUNICIPAL INCOME FUND

February 28, 2002

STATEMENT OF ADDITIONAL INFORMATION

The following information supplements the information found in the "Investment Policies and Limitations" section on page 11.

Swap Agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a fund's exposure to long- or short-term interest rates, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a fund's investment exposure from one type of investment to another. For example, if the fund agreed to pay fixed rates in exchange for floating rates while holding fixed-rate bonds, the swap would tend to decrease the fund's exposure to long-term interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price.

The most significant factor in the performance of swap agreements is the change in the specific interest rate, or other factors that determine the amounts of payments due to and from a fund. If a swap agreement calls for payments by the fund, the fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses. A fund may be able to eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

OFS/OFRB-02-01 July 2, 2002
1.475824.110

Effective June 1, 2002, Mr. Fischer no longer serves as Vice President of Spartan Ohio Municipal Income. The following information has been removed from the "Trustees and Officers" section on page 37.

George A. Fischer (40)

Year of Election or Appointment: 1997

Vice President of Spartan Ohio Municipal Income and other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Fischer managed a variety of Fidelity funds.

Effective March 1, 2002, Mr. Dwight no longer serves as Treasurer of Ohio Municipal Money Market and Spartan Ohio Municipal Income. The following information has been removed from the "Trustees and Officers" section on page 37.

Robert A. Dwight (43)

Year of Election or Appointment: 2000

Treasurer of Ohio Municipal Money Market and Spartan Ohio Municipal Income. Mr. Dwight also serves as Treasurer of other Fidelity funds (2000) and Vice President of FMR (2000). Prior to becoming Treasurer of the Fidelity funds, he served as President of Fidelity Accounting and Custody Services (FACS). He also served as Vice President of FMR Co., Inc. (2001). Before joining Fidelity, Mr. Dwight was Senior Vice President of fund accounting operations for The Boston Company.

Effective March 18, 2002, Ms. Dwyer was appointed Treasurer of Ohio Municipal Money Market and Spartan Ohio Municipal Income. The following information replaces similar information found in the "Trustees and Officers" section on page 37.

Maria F. Dwyer (43)

Year of Election or Appointment: 2002

Treasurer of Ohio Municipal Money Market and Spartan Ohio Municipal Income. She also serves as Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

SUPPLEMENT TO THE

FIDELITY® PENNSYLVANIA MUNICIPAL MONEY MARKET FUND
SPARTAN® PENNSYLVANIA MUNICIPAL INCOME FUND

February 28, 2002

STATEMENT OF ADDITIONAL INFORMATION

The following information supplements similar information found in the "Investment Policies and Limitations" section on page 11.

Swap Agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a fund's exposure to long- or short-term interest rates, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a fund's investment exposure from one type of investment to another. For example, if the fund agreed to pay fixed rates in exchange for floating rates while holding fixed-rate bonds, the swap would tend to decrease the fund's exposure to long-term interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price and yield.

The most significant factor in the performance of swap agreements is the change in the specific interest rate, or other factors that determine the amounts of payments due to and from a fund. If a swap agreement calls for payments by the fund, the fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses. A fund may be able to eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

PFRB-02-01 July 2, 2002
1.475741.109

Effective June 1, 2002, Ms. Thompson no longer serves as Vice President of Spartan Pennsylvania Municipal Income. The following information has been removed from the "Trustees and Officers" section on page 35.

Christine J. Thompson (43)

Year of Election or Appointment: 1998

Vice President of Spartan Pennsylvania Municipal Income and other funds advised by FMR. Prior to her current responsibilities, Ms. Thompson managed a variety of Fidelity funds.

Effective March 1, 2002, Mr. Dwight no longer serves as Treasurer of Spartan Maryland Municipal Income. The following information has been removed from the "Trustees and Officers" section on page 36.

ROBERT A. DWIGHT (43) is Treasurer of Spartan Maryland Municipal Income (2000). Mr. Dwight also serves as Treasurer of other Fidelity funds (2000) and Vice President of FMR Co., Inc. (2001) and FMR (2000). Prior to becoming Treasurer of the Fidelity funds, he served as President of Fidelity Accounting and Custody Services (FACS). Before joining Fidelity, Mr. Dwight was Senior Vice President of fund accounting operations for The Boston Company.

Effective March 18, 2002, Ms. Dwyer serves as Treasurer of Spartan Maryland Municipal Income. The following information replaces similar information in the "Trustees and Officers" section on page36.

Maria F. Dwyer (43)

Year of Election or Appointment: 2002

Treasurer of Spartan Maryland Municipal Income. She also serves as Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

The following information replaces similar information in the "Description of the Trusts" section on page 45.

Fidelity Pennsylvania Municipal Money Market Fund is a fund of Fidelity Municipal Trust II, an open-end management investment company organized as a Delaware business trust on June 20, 1991.